Retirement, Postretirement And Other Benefit Plans (Narrative) (Details) (USD $)	1 Months Ended	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Oct. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Minimum service years vesting period		3 years
Percentage of "Benefits Pay"		2.47%	2.67%	4.17%
Accumulated other comprehensive income recognized		$ 24,100,000	$ 43,100,000
Discount rate			3.75%	4.50%	3.75%
Payment made from the Plan		19,800,000
Accumulated benefit obligation, defined benefit plans		449,800,000	477,500,000
Effect of one-percentage point increase in health care trend rate on postretirement benefit obligation		1,200,000
Effect of one-percentage point decrease in health care trend rate on postretirement benefit obligation		1,000,000
Expected contribution to plan		10,000,000
Percentage of U.S. Plan defined contribution expense		87.00%
Savings plans		24,900,000	16,900,000	15,100,000
Shares issued under LTIP	10,526,316
Compensation expense related to employee stock option plans and employee stock purchase plans		52,500,000	41,900,000	24,800,000
Number of shares authorized to be issued to eligible employees		2,000,000
Minimum percentage of base salary withheld to purchase shares quarterly		1.00%
Maximum percentage of base salary withheld to purcahse shares quarterly		10.00%
Discounted purchare price compared to fair market value of CIT common stock		85.00%
Maximum amount of common stock that may be purchased by a participant under ESPP		25,000
Total number of shares purchased under ESPP		25,490	29,609
Vesting period		3 years
Fair value of RSU vested and settled		38,600,000	10,800,000
Fair value of RSU vested and settled in cash		400,000	400,000
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset allocation, target, minimum		15.00%
Asset allocation, target, maximum		35.00%
Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset allocation, target, minimum		35.00%
Asset allocation, target, maximum		65.00%
Global Asset Allocations [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset allocation, target, minimum		15.00%
Asset allocation, target, maximum		25.00%
Restricted Stock Units (RSUs) [Member]
Defined Benefit Plan Disclosure [Line Items]
Compensation expense related to employee stock option plans and employee stock purchase plans		52,300,000
Vesting period		3 years
Percentage vested at end of vesting period		100.00%
Hedge Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset allocation, target, minimum		5.00%
Asset allocation, target, maximum		10.00%
Retirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Minimum age requirement to be covered under the plan		65 years
Discount rate		4.59%	3.80%
Payment made from the Plan		21,100,000	24,000,000
Actuarial loss		20,100,000	(41,700,000)
Recognized in AOCI, before taxes		18,200,000	4,800,000	(57,700,000)
Post-Retirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate		4.50%	3.74%
Payment made from the Plan		3,000,000	3,400,000
Actuarial loss		2,800,000	(1,200,000)
Recognized in AOCI, before taxes		1,000,000	6,500,000	(1,800,000)
Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Largest retirement plan percentage of total pension projected benefit obligation		73.40%
Expected contribution to plan		22,000,000
Healthcare Benefit Obligation [Member]
Defined Benefit Plan Disclosure [Line Items]
U.S. retiree total postretirement benefit obligation percent		46.80%
Life Insurance Benefit Obligation [Member]
Defined Benefit Plan Disclosure [Line Items]
U.S. retiree total postretirement benefit obligation percent		48.40%
Supplemental Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Percent of total pension benefit obligation held by plan		18.20%
Resulting From Buy In / Buy Out Transaction [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial loss		(8,000,000)
Change in Assumptions for Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Recognized in AOCI, before taxes			(1,800,000)
Increase in basis points		0.01
Decrease in basis points			0.0075
Change in Assumptions for Pension Plans [Member] | Retirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate		4.75%	3.75%
Recognized in AOCI, before taxes		17,100,000	48,100,000
Change in Assumptions for Pension Plans [Member] | Post-Retirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate		4.50%	3.75%
Recognized in AOCI, before taxes		1,000,000
Increase in basis points		0.0075
Decision To Freeze Benefits [Member] | Retirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Recognized in AOCI, before taxes			20,400,000
Increase In Asset Values [Member] | Retirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Recognized in AOCI, before taxes			23,800,000
Settlement Of Obligations [Member] | Retirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Recognized in AOCI, before taxes			8,700,000
Discontinuation Of Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Recognized in AOCI, before taxes			$ 8,300,000
Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual shares as a percentage of target grant of Performance Stock Units		0.00%	0.00%
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual shares as a percentage of target grant of Performance Stock Units		150.00%	200.00%